Amounts Recognized in Accumulated Other Comprehensive (Loss) Income (Before Tax) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	$ 57.1	$ 86.8
Net amount recognized	57.1	86.8
Health Care and Other Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	(4.4)	(0.3)
Prior service credit	(11.4)	(12.1)
Net amount recognized	$ (15.8)	$ (12.4)